Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenue	$ 11,181,817	$ 5,553,466	$ 30,800,858	$ 22,511,929
Cost of goods sold	8,185,305	3,729,855	22,691,387	15,862,746
Gross margin	2,996,512	1,823,611	8,109,471	6,649,183
Selling, general and administrative expenses	4,881,396	1,368,111	11,025,083	5,683,364
Total operating expenses	4,881,396	1,368,111	11,025,083	5,683,364
Operating (loss) income	(1,884,884)	455,500	(2,915,612)	965,819
Other (income) expense:
Interest expense, net	131,770	286,794	824,070	2,452,076
Other (income)	0	(20,000)	(8,734)	0
Total other (income) expense	131,770	266,794	815,336	2,452,076
Net (loss) income before taxes	(2,016,654)	188,706	(3,730,948)	(1,486,257)
Income tax expense	0	0	0	0
Net (loss) income	(2,016,654)	188,706	(3,730,948)	(1,486,257)
Less net income attributable to noncontrolling interest in variable interest entities	(1,544)	0	1,184	0
Net (loss) income attributable to Innovative Food Holdings, Inc.	$ (2,015,110)	$ 188,706	$ (3,732,132)	$ (1,486,257)
Net (loss) income per share - basic (in Dollars per share)	$ (0.099)	$ 0.025	$ (0.32)	$ (0.23)
Net (loss) income per share - diluted (in Dollars per share)	$ (0.099)	$ 0.014	$ (0.32)	$ (0.23)
Weighted average shares outstanding - basic (in Shares)	20,447,523	7,538,537	11,421,690	6,500,506
Weighted average shares outstanding - diluted (in Shares)	20,447,523	13,563,347	11,421,690	6,500,506